Long-Term Debt, Net - Hamburg Commercial Bank AG Loan Agreement and Macquarie Loan Agreement (Details) - USD ($) $ in Thousands	2 Months Ended	6 Months Ended		7 Months Ended	12 Months Ended
	Mar. 03, 2015	Jun. 28, 2019	Jun. 27, 2019	Jul. 31, 2015	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017	Feb. 28, 2015
Disclosure of detailed information about borrowings [Line Items]
Proceeds from borrowings					$ 43,700	$ 15,700	$ 280
Repayments of debt					$ 1,830	19,497	$ 4,399
Hamburg Commercial Bank AG
Disclosure of detailed information about borrowings [Line Items]
Loan Facility, Maximum borrowing capacity								$ 30,000
Proceeds from borrowings	$ 29,405
Repayments of debt			$ 20,776
Credit Suisse AG
Disclosure of detailed information about borrowings [Line Items]
Repayments of debt	$ 30,000			$ 5,000
Macquarie Bank International Limited
Disclosure of detailed information about borrowings [Line Items]
Loan Facility, Maximum borrowing capacity						13,500
Repayments of debt		$ 13,057
Macquarie Bank International Limited | Artful Advance
Disclosure of detailed information about borrowings [Line Items]
Proceeds from borrowings						6,000
Macquarie Bank International Limited | Longevity Advance
Disclosure of detailed information about borrowings [Line Items]
Proceeds from borrowings						$ 7,500